Submission	May 01, 2026
Submission [Line Items]
Central Index Key	0001630031
Registrant Name	Brixmor Operating Partnership LP
Registration File Number	333-291119-01
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES